Other current assets (Details 1 - Textual) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other current assets
Prepaid marketing and technology expenses	€ 59	€ 25
Prepaid insurance	14
Prepaid sponsorship agreements	7	18
Prepaid merchandise and ordering devices	2	10
Short-term investments	€ 35
Listing-related cost assets from business combination		€ 22